11. Share-based payments (Details 2)	12 Months Ended
	Dec. 31, 2017 Segment R$ / shares	Dec. 31, 2016 Segment R$ / shares	Dec. 31, 2015 Segment R$ / shares	Dec. 31, 2014 Segment R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	7,556,404
Number of shares outstanding	5,297,191
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Board Meeting	Aug. 08, 2017	Sep. 30, 2016	Apr. 30, 2015	Aug. 13, 2014
Total shares granted	1,538,213	4,007,081	1,207,037	804,073
Number of shares outstanding	5,297,191	4,609,256	875,923	0
Fair value of the share at grant date | R$ / shares	R$ 8.44	R$ 2.62	R$ 9.35	R$ 11.31